422 Fleming Street, Suite 7

Key West, FL 33040

281-702-2137 (P)

866-862-1719 (F)

September 16, 2016

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, D.C. 20548

Attn:    Division of Investment Management: Attn Mr. Jay Williamson and Ms. Lauren Hamilton

Re:	American Pension Investors Trust Trust, File Nos. 811-04262 and 002-96538

Dear Mr. Williamson and Ms. Hamilton:

Pursuant to the requirements of Rule 488 promulgated under the Securities Act of 1993, as amended, we are, on behalf of American Pension Investors Trust (the “Trust”), filing this Pre-Effective Amendment # 4 to Combination Prospectus/Proxy Statement on Form N-14 under the Securities Act of 1933 (“PREA#4”). This transmission contains conformed signature pages, the manually signed originals of which are maintained at the offices of the Trust.

This PREA#4 is being filed to address comments from the Staff relating to PREA#3. In particular, this PREA#4 has been amended to address the following comments:

1.	As requested by Legal Staff, Registrant is responding in writing to all comments and filing this PREA#4 in response to those comments.

2.

As requested by Accounting and Legal Staff, Registrant has conducted a NAST analysis of the proposed transaction and has concluded that with respect to the combination of the API Efficient Frontier Value Fund (the “Value Fund”) the API Capital Income Fund (the “Capital Income Fund”), the Capital Income Fund qualifies as the surviving Fund. Specifically, Registrant considered that the main goal of a NAST analysis is to determine which fund will most closely resemble the combined funds after the reorganization. Registrant believes that the Capital Income Fund will most closely resemble the combined funds after the reorganization for the following reasons:

>	The Capital Income Fund has the same investment adviser as the Value Fund;

>	The Capital Income Fund and Value Fund have very similar investment objectives, policies and restrictions;

>

The expense ratios for Class I and L shares of the Capital Income Fund are lower than the expense ratios for the Value Fund’s Class I and L shares. Class A Shares of the Capital Income Fund have a slightly higher expense ratio, but Registrant believes that after the reorganization, portfolio construction and economies of scale will eliminate the expense difference.

>	As of the date of the reorganization, the Value Fund will constitute approximately 41% of the assets of the combined Funds;

>

The equity portions of the investment portfolios of the Value Fund and the Capital Income Fund are complimentary, although after the reorganization the equity portion of the combined fund will place greater emphasis on income producing securities- as is the case with the Capital Income Fund. Additionally, the combined fund will have a significant fixed income component, which is present in the Capital Income Fund but is not present in the Value Fund;

>	The Capital Income Fund’s performance has been better than the Value Fund for seven of the last ten years;

>	The Board of Trustees of the Capital Income Fund and the Value Fund are identical, and the Board intends that the Capital Income Fund be the surviving Fund;

>	Each Fund has been in existence for more than ten years; and

>

The financial statements of the Capital Income Fund will be carried forward, the Value Fund will be closed, and the Capital Income Fund’s financial statements will reflect that the Capital Income Fund is the “accounting survivor”.

3.

Accounting Staff noted that pro forma “Other Expenses” were significantly lower. Other Expenses are expected to decline significantly due to economies of scale achieved through the combination. Many duplicated expenses (T/A, Admin, audit, legal, sub-T/A, etc) will be eliminated, and the effect of other expenses reduced due to the increase in assets. The effects of these expense reductions have been presented in the pro forma Income Statement.

The undersigned, who reviewed this filing on behalf of the Trust, hereby represents to the Commission that said filing does not contain disclosures which would render it ineligible to become effective pursuant to paragraph (a) of Rule 488, and that the Trust therefore seeks to have this filing declared effective on September 19, 2016.

Please direct all comments relating to this filing to me at the above address and number. Thank you for your consideration.

Sincerely,

DRAKE COMPLIANCE, LLC

/s/ David D. Jones

DAVID D. JONES